Financial Instruments - Disclosure Details of Allocation of Real Estate Fund (Detail) - Vinci Monalis FIM Credito Privado IE [Member] - Brazil [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 1,233,828
Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	137,519
Vinci Imóveis Urbanos FII [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	52,537
Other Real Estate Funds [Member] | Real Estate [Member]
Disclosure Details Of Allocation Of Real Estate Funds [Line Items]
Net assets liabilities	R$ 84,982